Business and Nature of Operations - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Sep. 22, 2016	Dec. 31, 2015	Dec. 31, 2016
Business And Nature Of Operations [Line Items]
Common stock, par value		$ 0.001	$ 0.001
Shares converted to common stock	1,164,105
Conversion of convertible preferred stock and Class A common stock into common stock, shares	8,354,963
IPO
Business And Nature Of Operations [Line Items]
Issuance of common stock in initial public offering, net of issuance costs, shares		6,250,000
Common stock, par value		$ 12.00
Proceeds From Issuance Initial Public Offering Gross	$ 66.1